Finance debt - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021
Borrowings
Short-term debt	€ 4,446	€ 2,299
Current portion of long-term debt	3,097	1,781
Long-term debt	19,374	23,714
Total borrowings	26,917	27,794	€ 27,794
Banks
Borrowings
Short-term debt	3,645	362
Current portion of long-term debt	851	347
Long-term debt	1,999	4,650
Total borrowings	6,495	5,359
Ordinary bonds
Borrowings
Current portion of long-term debt	2,140	913
Long-term debt	16,372	18,049
Total borrowings	18,512	18,962
Convertible bonds
Borrowings
Current portion of long-term debt		399
Total borrowings		399
Sustainability-Linked Bond
Borrowings
Current portion of long-term debt	2	2
Long-term debt	996	996
Total borrowings	998	998
Commercial papers
Borrowings
Short-term debt	34	836
Total borrowings	34	836
Other financial institutions
Borrowings
Short-term debt	767	1,101
Current portion of long-term debt	104	120
Long-term debt	7	19
Total borrowings	€ 878	€ 1,240